Share Capital - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Authorised:
Ordinary Shares value	$ 241	$ 241
Authorised [Member]
Authorised:
Ordinary Shares value	50,000	50,000	$ 50,000
Authorised [Member] | Class A Ordinary Shares [Member]
Authorised:
Ordinary Shares value	44,000	44,000	44,000
Authorised [Member] | Class B Ordinary Shares [Member]
Authorised:
Ordinary Shares value	5,000	5,000	5,000
Authorised [Member] | Preference shares [member]
Authorised:
Ordinary Shares value	1,000	1,000	1,000
Issued and fully paid [Member]
Authorised:
Ordinary Shares value	4,518	4,363	4,200
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Authorised:
Ordinary Shares value	2,952	2,797	2,528
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Authorised:
Ordinary Shares value	$ 1,325	1,325	1,325
Issued and fully paid [Member] | Preference shares [member]
Authorised:
Ordinary Shares value		$ 241	$ 347